Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative expenses	[1]	$ (23,645)	¥ (162,568)	¥ (146,923)	¥ (181,677)
Total operating expenses	[1]	(131,606)	(904,853)	(832,912)	(682,728)
Loss from operations		(18,039)	(124,022)	14,983	35,372
Other income/(loss):
Interest income		6,901	47,445	54,286	35,113
Foreign currency exchange gain/(loss)		996	6,849	(23,560)	9,608
Gain on disposal of convertible loans due from a related party		1,537	10,565
Others, net		3,178	21,848	19,423	21,053
Share of profit/(loss) of investments using equity accounting, net of impairments		778	5,352	6,296	(1,776)
Net income/(loss)		(9,543)	(65,612)	34,424	78,220
Comprehensive income		80,358	552,502	306,322	353,225
Parent Company
Operating expenses:
General and administrative expenses		(1,194)	(8,209)	(9,027)	(8,649)
Total operating expenses		(1,194)	(8,209)	(9,027)	(8,649)
Loss from operations		(1,194)	(8,209)	(9,027)	(8,649)
Other income/(loss):
Interest income		47	326	16,953	10,016
Foreign currency exchange gain/(loss)		(1,687)	(11,599)	(746)	2,512
Gain on disposal of convertible loans due from a related party		1,537	10,565
Others, net		1,197	8,230	2,488	2,476
Share of profit/(loss) of investments using equity accounting, net of impairments		(9,095)	(62,535)	27,804	74,256
Net income/(loss)		(9,195)	(63,222)	37,472	80,611
Other comprehensive income		89,901	618,114	271,898	275,005
Comprehensive income		$ 80,706	¥ 554,892	¥ 309,370	¥ 355,616

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)